20. Taxes and contributions payable and taxes payable in installments (Details 2) R$ in Millions	Dec. 31, 2019 BRL (R$)
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 376
From 1 To 2 Years [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	105
From 2 To 3 Years [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	104
From 3 To 4 Years [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	92
From 4 To 5 Years [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	13
After 5 Years [Member]
TaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 62